Northern Lights Fund Trust IV

Inspire Faithward Large Cap Momentum ESG ETF

Inspire Faithward Mid Cap Momentum ESG ETF

(collectively the “Inspire Faithward ETFs”)

Incorporated herein by reference is the definitive version of the Prospectus for the Inspire Faithward ETFs filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 3, 2020, (SEC Accession No. 0001580642-20-004355).